Janus Henderson Global Allocation Fund – Growth
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Investment Companies – 100.1%
Equity Funds – 62.8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,448,503	$19,049,018
Janus Henderson Enterprise Fund - Class N Shares£	137,699	20,972,015
Janus Henderson European Focus Fund - Class N Shares£	377,453	22,013,135
Janus Henderson Growth and Income Fund - Class N Shares£	296,404	23,855,036
Janus Henderson Overseas Fund - Class N Shares£	647,580	35,844,991
Janus Henderson Research Fund - Class N Shares£	302,761	30,153,376
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	40,039	642,251
Janus Henderson Triton Fund - Class N Shares£	5,139	148,222
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	570,917	7,501,849
		160,179,893
Exchange-Traded Funds (ETFs) – 27.9%
iShares Core International Aggregate Bond	226,218	11,589,148
iShares Russell 2000 Value	70,318	12,432,926
Janus Henderson Emerging Markets Debt Hard Currency£	99,422	5,289,578
Janus Henderson Small Cap Growth Alpha£	4,096	306,290
Vanguard FTSE Emerging Markets	580,139	31,431,931
Vanguard Value	54,639	10,189,627
		71,239,500
Fixed Income Funds – 8.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,126,616	8,855,193
Janus Henderson Flexible Bond Fund - Class N Shares£	1,225,357	11,542,469
Janus Henderson High-Yield Fund - Class N Shares£	47,912	359,342
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	32,160	92,621
		20,849,625
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£	3,051,523	3,052,134
Total Investments (total cost $213,321,953) – 100.1%		255,321,152
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(349,014)
Net Assets – 100%		$254,972,138

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 74.4%
Equity Funds - 62.8%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$17,774,714	$344,198	$(420,887)	$78,489	$1,272,504	$19,049,018	1,448,503	$-	$-
Janus Henderson Enterprise Fund - Class N Shares
	20,534,558	388,602	(475,169)	26,364	497,660	20,972,015	137,699	-	-
Janus Henderson European Focus Fund - Class N Shares
	21,194,154	398,157	(488,387)	24,747	884,464	22,013,135	377,453	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,454,060	464,251	(529,366)	18,572	1,447,519	23,855,036	296,404	31,771	-
Janus Henderson Overseas Fund - Class N Shares
	33,877,990	646,041	(791,281)	67,842	2,044,399	35,844,991	647,580	-	-
Janus Henderson Research Fund - Class N Shares
	28,114,916	547,412	(670,166)	82,516	2,078,698	30,153,376	302,761	-	-
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	601,807	11,882	(14,638)	1,485	41,715	642,251	40,039	-	-
Janus Henderson Triton Fund - Class N Shares
	143,484	2,775	(3,301)	308	4,956	148,222	5,139	-	-
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	7,137,044	161,199	(167,275)	30,885	339,996	7,501,849	570,917	24,363	-
Total Equity Funds - 62.8%
	$151,832,727	$2,964,517	$(3,560,470)	$331,208	$8,611,911	$160,179,893	3,826,495	$56,134	$-

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 2.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$5,167,986	$98,716	$(121,108)	$816	$143,168	$5,289,578	99,422	$82,132	$-
Janus Henderson Small Cap Growth Alpha
	276,612	6,190	(6,625)	961	29,152	306,290	4,096	366	-
Total Exchange-Traded Funds (ETFs) - 2.2%
	$5,444,598	$104,906	$(127,733)	$1,777	$172,320	$5,595,868	103,518	$82,498	$-
Fixed Income Funds - 8.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	8,718,117	246,921	(200,187)	10,029	80,313	8,855,193	1,126,616	82,705	-
Janus Henderson Flexible Bond Fund - Class N Shares
	11,364,130	352,054	(259,859)	(17,556)	103,700	11,542,469	1,225,357	139,103	-
Janus Henderson High-Yield Fund - Class N Shares
	349,566	12,595	(8,062)	257	4,986	359,342	47,912	5,965	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	91,873	2,837	(2,093)	13	(9)	92,621	32,160	1,110	-
Total Fixed Income Funds - 8.2%
	$20,523,686	$614,407	$(470,201)	$(7,257)	$188,990	$20,849,625	2,432,045	$228,883	$-
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	2,297,816	3,254,156	(2,499,840)	2	-	3,052,134	3,051,523	26,865	-
Total Affiliated Investments - 74.4%
	$180,098,827	$6,937,986	$(6,658,244)	$325,730	$8,973,221	$189,677,520	9,413,581	$394,380	$-

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$160,179,893	$-	$-
Exchange-Traded Funds (ETFs)	71,239,500	-	-
Fixed Income Funds	20,849,625	-	-
Money Markets	-	3,052,134	-
Total Assets	$252,269,018	$3,052,134	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70268 11-25